Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2022	2021	2020
Cost of cloud	68	59	40
Cost of software licenses and support	70	70	55
Cost of services	281	266	175
Research and development	625	513	296
Sales and marketing	773	655	360
General and administration	798	1,230	157
Share-based payment expenses	2,614	2,794	1,084
Thereof cash-settled share-based payments	355	1,147	893
Thereof equity-settled share-based payments	2,258	1,647	191

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2022	2021	2020
Own	307	200	191
Qualtrics Plan	1,164	1,426	NA
Move (2022 Tranches)	768	NA	NA
Others	19	21	0
Total	2,258	1,647	191

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2022

€, unless otherwise stated	LTI 2016 Plan	LTI 2020	Move
	(2019 Tranche)	(2020-2022	(2019–2022
		Tranches)	Tranches)
Weighted average fair value as at 12/31/2022	67.81	94.83	94.78
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Monte Carlo	Other[1]
Share price	96.39	96.39	96.39
Risk-free interest rate, depending on maturity (in %)	0.37	NA	NA
Expected volatility (in %)	27	24 to 31	NA
Expected dividend yield (in %)	2.03	NA	2.03
Weighted average remaining life of awards outstanding as at 12/31/2022 (in years)	0.2	2.3	0.8

[1] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Year End 2021

€, unless otherwise stated	LTI 2016 Plan	LTI 2020	Move
	(2018-2019	(2020 -2021	(2018-2021
	Tranches)	Tranches)	Tranches)
Weighted average fair value as at 12/31/2021	64.16	118.73	122.88
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Monte Carlo	Other[1]
Share price	124.90	124.90	124.90
Risk-free interest rate, depending on maturity (in %)	-0.72 to -0.12	NA	-0.72 to -0.32
Expected volatility (in %)	21	30 to 32	NA
Expected dividend yield (in %)	1.52	NA	1.52
Weighted average remaining life of awards outstanding as at 12/31/2021 (in years)	0.7	2.8	1.1

[1] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2020	Move
	(2018–2019	(2020–2022	(2018–2022
	Tranches)	Tranches)	Tranches)
12/31/2020	767	172	16,993
Granted	0	238	12,204
Adjustment based upon KPI target achievement	-150	NA	153
Exercised	-92	0	-8,092
Exchanged	NA	NA	-1,309
Forfeited	-57	-70	-1,165
12/31/2021	469	340	18,783
Granted[2]	0	206	2,997
Adjustment based upon KPI target achievement	-122	NA	-36
Exercised	-77	0	-8,869
Forfeited	0	0	-1,016
12/31/2022	270	546	11,859

Total carrying amount (in € millions) of liabilities as at
12/31/2021	28	15	1,260
12/31/2022	18	23	752

Total intrinsic value of vested awards (in € millions) as at
12/31/2021	38	4	0
12/31/2022	22	3	0

Weighted average share price (in €) for awards exercised in
2021	106.68	NA	107.69
2022	106.59	NA	97.35

Total expense (in € millions) recognized in
2020	-9	6	760
2021	-11	9	1,139
2022	-2	8	346

[2] We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable. Share units with switched classification are considered in the number of granted share units.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	524	279	803	839	462	1,302
/ Other non-financial liabilities	4,818	705	5,523	5,203	860	6,063
Share-based payment liabilities as % of / Other non-financial liabilities	11	40	15	16	54	21

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

€, unless otherwise stated	Move	Qualtrics Plan
	(2022 Tranches)
Weighted average fair value as at grant date	93.80	US$ 20.69
Information how fair value was measured at grant date
Valuation model used	Other[3]	Other[3]
Weighted average share price	97.61	US$ 20.69
Weighted average expected dividend yield (in %)	2.43	0
Weighted average initial life at grant date (in years)	1.6	2.1
Weighted average remaining life of awards outstanding as at 12/31/2022 (in years)	1.2	2.4

Summary of Changes in Numbers of Outstanding Awards

	Move	Qualtrics Plan
Thousands, unless otherwise stated	(2022 Tranches)
12/31/2020	NA	0
Exchanged	NA	12,872
Granted	NA	80,856
Exercised	NA	-7,467
Forfeited	NA	-2,241
12/31/2021	NA	84,018
Granted[4]	15,371	35,490
Adjustment based upon KPI target achievement	-139	0
Exercised	-3,258	-34,320
Forfeited	-470	-7,048
12/31/2022	11,504	78,140

Schedule of Number of Shares Purchased	Numbers of Shares Purchased

Millions	2022	2021	2020
Own	9.2	5.7	5.5